Members’ Capital	9 Months Ended
Sep. 30, 2024
Nickel Road Operating LLC [Member]
Restructuring Cost and Reserve [Line Items]
Members’ Capital

Note 2 – Members’ Capital

The Company is a limited liability company with membership interests issued and held by various members. The LLC Agreement authorizes Class A units and Class B units. Class A members are eligible to receive distributions. As of September 30, 2024 and December 31, 2023, approximately 64.7 Class A units were outstanding to members.

Upon formation, 100 Class B units were granted to certain executives. Class B units are intended to provide compensation to the Class B member upon a liquidation event, subject to returns as described in the LLC Agreement. The requirements to provide compensation to the Class B members had not been met under the arrangement, nor was it considered probable the requirements would be met. Therefore, the grant-date fair values were inconsequential, and no amounts were recorded as of September 30, 2024 and December 31, 2023 in the accompanying consolidated financial statements.

By the terms of the LLC Agreement, distributions occur according to their respective equity interests, as defined. During the periods ending September 30, 2024 and 2023 the Company made no distributions to members.

Nickel Road Operating LLC and Subsidiaries

Notes to Consolidated Financial Statements